OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of other non-current assets [Abstract]
OTHER ASSETS
NOTE 21: OTHER ASSETS

	2022 £m	2021 £m
Property, plant and equipment:
Investment properties	3	4
Premises	852	803
Equipment	1,278	1,627
Operating lease assets (see below)	4,816	4,196
Right-of-use assets (note 22)	1,119	1,268
	8,068	7,898
Settlement balances	98	52
Prepayments	1,105	905
Other assets	622	744
Total other assets	9,893	9,599
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2022 £m	2021 £m
Within 1 year	912	848
1 to 2 years	620	561
2 to 3 years	322	288
3 to 4 years	102	86
4 to 5 years	11	8
Over 5 years	–	–
Total future minimum rentals receivable	1,967	1,791
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2022 £m	2021 £m
Electric vehicles	1,610	728
Internal combustion engine vehicles	2,042	2,531
Hybrid vehicles	1,159	928
Other	5	9
Total operating lease assets	4,816	4,196